Income Taxes - Schedule of Income Taxes Paid Net of Refunds (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Federal
Aggregated state and local jurisdictions	[1]	6,139	3,110
Net Cash Paid (refunds received) for income taxes		$ 6,139	$ 3,110

[1]	Certain categories within the income taxes paid disclosure required by ASU 2023-09 have not been separately disaggregated, as it was determined that such disaggregation would not be material, consistent with the materiality guidance in ASC 105-10-05-6.